ALLIANCE VARIABLE PRODUCTS SERIES FUND GROWTH PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2002






INVESTMENT PRODUCTS OFFERED
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED

GROWTH PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                    U.S. $ VALUE            NET ASSETS
-------------------------------------------------------------------------------
Citigroup, Inc.                             $12,242,559                   5.0%
Kohl's Corp.                                 11,586,326                   4.7
Harley-Davidson, Inc.                        10,525,731                   4.3
Health Management Associates, Inc. Cl.A       8,958,690                   3.6
Laboratory Corp. of America Holdings          8,646,110                   3.5
Express Scripts, Inc. Cl.A                    8,528,722                   3.5
Cardinal Health, Inc.                         8,456,157                   3.4
MBNA Corp.                                    8,026,585                   3.3
American International Group, Inc.            7,967,149                   3.2
Comcast Corp. Cl.A                            6,873,072                   2.8
                                            $91,811,101                  37.3%


1


GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-99.9%
HEALTH CARE-24.2%
DRUGS-3.5%
Forest Laboratories, Inc. (a)                    44,400     $  3,143,520
Patterson Dental Co. (a)                         66,600        3,351,978
Wyeth                                            43,800        2,242,560
                                                             ------------
                                                               8,738,058

MEDICAL PRODUCTS-2.3%
Stryker Corp.                                   103,500        5,538,285

MEDICAL SERVICES-18.4%
AmerisourceBergen Corp.                          36,200        2,751,200
Cardinal Health, Inc.                           137,700        8,456,157
Express Scripts, Inc. Cl.A (a)                  170,200        8,528,722
Health Management
Associates, Inc. Cl.A (a)                       444,600        8,958,690
Laboratory Corp. of America
  Holdings (a)                                  189,400        8,646,110
Tenet Healthcare Corp. (a)                       64,100        4,586,355
Wellpoint Health Networks, Inc. (a)              44,700        3,478,107
                                                             ------------
                                                              45,405,341

                                                             ------------
                                                              59,681,684

FINANCE-22.0%
BANKING-REGIONAL-2.2%
Bank One Corp.                                  141,000        5,425,680

BROKERAGE & MONEY MANAGEMENT-2.9%
Legg Mason, Inc.                                102,000        5,032,680
Merrill Lynch & Co., Inc.                        54,200        2,195,100
                                                             ------------
                                                               7,227,780

INSURANCE-6.4%
ACE, Ltd. (Bermuda)                              23,300          736,280
American International Group, Inc.              116,769        7,967,149
Arthur J. Gallagher & Co.                        94,800        3,284,820
Willis Group Holdings, Ltd. (a)                  53,300        1,754,103
XL Capital, Ltd. Cl.A (Bermuda)                  22,500        1,905,750
                                                             ------------
                                                              15,648,102

MISCELLANEOUS-10.5%
Ambac Financial Group, Inc.                      84,650        5,688,480
Citigroup, Inc.                                 315,937       12,242,559
MBNA Corp.                                      242,715        8,026,585
                                                             ------------
                                                              25,957,624

                                                             ------------
                                                              54,259,186

CONSUMER SERVICES-20.9%
AIRLINES-2.2%
Southwest Airlines Co.                          334,800        5,410,368

BROADCASTING & CABLE-5.4%
Comcast Corp. Cl.A (a)                          288,300        6,873,072
Cox Communications, Inc. Cl.A (a)                41,100        1,132,305
Viacom, Inc. Cl.B (a)                           116,900        5,186,853
                                                             ------------
                                                              13,192,230

ENTERTAINMENT & LEISURE-4.3%
Harley-Davidson, Inc.                           205,300       10,525,731

RETAIL-GENERAL MERCHANDISE-7.0%
CDW Computer Centers, Inc. (a)                  116,900        5,472,089
Kohl's Corp. (a)                                165,330       11,586,326
Tiffany & Co.                                     7,700          271,040
                                                             ------------
                                                              17,329,455

MISCELLANEOUS-2.0%
Career Education Corp. (a)                      110,700        4,981,500
                                                             ------------
                                                              51,439,284

TECHNOLOGY-16.3%
COMMUNICATION EQUIPMENT-2.3%
Cisco Systems, Inc. (a)                         406,520        5,670,954

COMPUTER HARDWARE/STORAGE-1.0%
Dell Computer Corp. (a)                          92,500        2,417,950

COMPUTER SERVICES-3.7%
Affiliated Computer Services, Inc. Cl.A (a)     104,900        4,980,652
Fiserv, Inc. (a)                                113,800        4,177,598
                                                             ------------
                                                               9,158,250

CONTRACT MANUFACTURING-2.7%
Celestica, Inc. (Canada) (a)                     51,700        1,174,107
Flextronics International, Ltd.
  (Singapore) (a)                               360,500        2,570,365
Sanmina Corp. (a)                               128,000          807,680
Solectron Corp. (a)                             339,500        2,087,925
                                                             ------------
                                                               6,640,077

INTERNET INFRASTRUCTURE-0.7%
eBay, Inc. (a)                                   28,200        1,737,684

SEMI-CONDUCTOR CAPITAL EQUIPMENT-1.4%
Applied Materials, Inc. (a)                     176,000        3,347,520


2


GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
SEMI-CONDUCTOR COMPONENTS-1.2%
Altera Corp. (a)                                102,520     $  1,394,272
Maxim Integrated Products, Inc. (a)              41,100        1,575,363
                                                             ------------
                                                               2,969,635

SOFTWARE-2.3%
Mercury Interactive Corp. (a)                    56,100        1,288,056
PeopleSoft, Inc. (a)                             89,950        1,338,456
VERITAS Software Corp. (a)                      156,900        3,105,051
                                                             ------------
                                                               5,731,563

MISCELLANEOUS-1.0%
Thermo Electron Corp. (a)                       156,000        2,574,000
                                                             ------------
                                                              40,247,633

CONSUMER MANUFACTURING-5.3%
BUILDING & RELATED-4.2%
American Standard Cos., Inc. (a)                 72,100        5,414,710
Centex Corp.                                     24,100        1,392,739
D.R. Horton, Inc.                                96,000        2,498,880
KB HOME                                          21,000        1,081,710
                                                             ------------
                                                              10,388,039

MISCELLANEOUS-1.1%
Newell Rubbermaid, Inc.                          75,250        2,638,265
                                                             ------------
                                                              13,026,304

CAPITAL GOODS-2.8%
ELECTRICAL EQUIPMENT-0.5%
L-3 Communications Holdings, Inc. (a)            22,200        1,198,800

ENGINEERING & CONSTRUCTION-1.3%
Jacobs Engineering Group, Inc. (a)               92,400        3,213,672

MACHINERY-1.0%
ITT Industries, Inc.                             34,700        2,449,820
                                                             ------------
                                                               6,862,292

TRANSPORTATION-2.7%
AIR FREIGHT-1.5%
United Parcel Service, Inc. Cl.B                 57,800        3,569,150

RAILROAD-1.2%
Union Pacific Corp.                              47,250        2,989,980
                                                             ------------
                                                               6,559,130

MULTI-INDUSTRY COMPANIES-2.5%
Danaher Corp.                                    91,300        6,057,755

ENERGY-2.0%
OIL SERVICE-2.0%
Baker Hughes, Inc.                               92,400        3,075,996
Weatherford International, Ltd. (a)              40,600        1,753,920
                                                             ------------
                                                               4,829,916

BASIC INDUSTRIES-1.2%
PAPER & FOREST PRODUCTS-1.2%
Smurfit-Stone Container Corp. (a)               187,400        2,889,708

TOTAL INVESTMENTS-99.9%
  (cost $258,054,839)                                        245,852,892
Other assets less liabilities-0.1%                               337,604
NET ASSETS-100%                                             $246,190,496


(a)  Non-income producing security.

     See Notes to Financial Statements.


3


GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $258,054,839)       $ 245,852,892(a)
  Collateral held for securities loaned                            20,346,300
  Receivable for investment securities sold                         2,106,675
  Dividends and interest receivable                                   102,347
  Total assets                                                    268,408,214

LIABILITIES
  Due to custodian                                                    489,940
  Payable for collateral received on securities loaned             20,346,300
  Payable for investment securities purchased                       1,025,072
  Advisory fee payable                                                159,930
  Accrued expenses                                                    196,476
  Total liabilities                                                22,217,718

NET ASSETS                                                      $ 246,190,496

COMPOSITION OF NET ASSETS
  Capital stock, at par                                              $ 18,500
  Additional paid-in capital                                      378,035,715
  Undistributed net investment loss                                  (704,801)
  Accumulated net realized loss on investments                   (118,956,971)
  Net unrealized depreciation of investments                      (12,201,947)
                                                                $ 246,190,496

Class A Shares
  Net assets                                                    $ 163,336,855
  Shares of capital stock outstanding                              12,241,855
  Net asset value per share                                           $ 13.34

Class B Shares
  Net assets                                                     $ 82,853,641
  Shares of capital stock outstanding                               6,257,899
  Net asset value per share                                           $ 13.24


(a)  Includes securities on loan with a value of $20,004,225 (see Note F).

     See Notes to Financial Statements.


4


GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $2,092)               $ 601,395
  Interest                                                             35,724
  Total investment income                                             637,119

EXPENSES
  Advisory fee                                                      1,082,186
  Distribution fees--Class B                                          114,607
  Custodian                                                            47,641
  Administrative                                                       41,677
  Audit and legal                                                      40,582
  Printing                                                              2,540
  Directors' fees                                                       1,453
  Transfer agency                                                         452
  Miscellaneous                                                        10,782
  Total expenses                                                    1,341,920
  Net investment loss                                                (704,801)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions                    (50,910,819)
  Net change in unrealized appreciation/depreciation
  of investments                                                   (7,543,558)
  Net loss on investment transactions                             (58,454,377)

NET DECREASE IN NET ASSETS FROM OPERATIONS                      $ (59,159,178)


See Notes to Financial Statements.


5

GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                    Six Months Ended               Year Ended
                                       June 30, 2002              December 31,
                                         (unaudited)                     2001
-------------------------------------------------------------------------------

DECREASE IN NET ASSETS FROM OPERATIONS
  Net investment loss                   $   (704,801)            $ (1,253,185)
  Net realized loss on
  investment transactions                (50,910,819)             (47,977,583)
  Net change in unrealized
    appreciation/depreciation
    of investments and
    foreign currency denominated
    assets and liabilities                (7,543,558)             (50,203,343)
  Net decrease in net assets
    from operations                      (59,159,178)             (99,434,111)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM
  Net investment income
    Class A                                       -0-                (744,905)
    Class B                                       -0-                (149,232)
  Net realized gain on investments
    Class A                                       -0-             (23,829,788)
    Class B                                       -0-              (6,661,379)
  Distributions in excess of
  net realized gain on investments
    Class A                                       -0-             (15,938,925)
    Class B                                       -0-              (4,455,567)
  Return of capital
    Class A                                       -0-                (109,033)
    Class B                                       -0-                 (21,843)

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                (15,102,566)              60,005,297
  Total decrease                         (74,261,744)             (91,339,486)

NET ASSETS
  Beginning of period                    320,452,240              411,791,726
  End of period                         $246,190,496             $320,452,240


See Notes to Financial Statements.


6


GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The Growth Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to provide long-term growth of capital. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned


7


GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $41,677 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser terminated the Expense Limitation Undertaking effective May 1, 2002. Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, there were no such waivers or reimbursements.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2002, amounted to $279,217 of which $1,565 was paid to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $452 for the six months ended June 30, 2002.

NOTE C: Distribution Plan
The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.


8


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations                                      $ 65,116,591

U.S. government and agencies                                               -0-

Sales:
Stocks and debt obligations                                      $ 82,625,087
U.S. government and agencies                                               -0-


At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                   $  31,366,557
Gross unrealized depreciation                                     (43,568,504)
Net unrealized depreciation                                     $ (12,201,947)


1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2002, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is


9


GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.

NOTE E: Distributions to Shareholders
The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                2001                2000
                                          --------------    -----------------
Distributions paid from:
  Ordinary income                          $ 10,083,264          $  9,723,400
  Net long-term capital gains                41,696,532            35,660,898
Total taxable distributions                  51,779,796            45,384,298
  Tax return of capital                         130,876                     0
Total distributions paid                   $ 51,910,672          $ 45,384,298

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                          $ (65,832,967)(a)
Unrealized appreciation/(depreciation)                           (6,871,574)(b)
Total accumulated earnings/(deficit)                          $ (72,704,541)

(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $61,644,805 which will expire on December 31, 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with Brinson Series Trust Growth Portfolio, may apply. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended December 31, 2001, the Portfolio deferred to January 1, 2002, post October capital losses of $4,188,162.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

NOTE F: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had loaned securities with a value of $20,004,225 and received cash collateral of $20,346,300. For the six months ended June 30, 2002, the Portfolio received fee income of $17,284 which is included in interest income in the accompanying statement of operations.


10


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE G: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2002  December 31,  June 30, 2002   December 31,
                      (unaudited)       2001       (unaudited)        2001
                     ------------  ------------  --------------  --------------
Shares sold              164,388       873,241     $ 2,370,585    $ 18,353,954
Shares issued in
  connection with
  acquisition of
  Brinson Series
  Trust Growth
  Portfolio                   -0-      828,719              -0-     12,959,640
Shares issued in
  connection with
  acquisition of
  Brinson Series Trust
  Aggressive Growth
  Portfolio              314,032            -0-      4,915,429              -0-
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-    2,189,632              -0-     40,617,667
Shares redeemed       (2,017,245)   (4,362,666)    (29,990,058)    (81,892,921)
Net decrease          (1,538,825)     (471,074)  $ (22,704,044)   $ (9,961,660)


                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     June 30, 2002  December 31,  June 30, 2002   December 31,
                     (unaudited)       2001        (unaudited)        2001
                     ------------  ------------  --------------  --------------
Class B
Shares sold            1,149,547     4,112,973    $ 17,367,511    $ 79,572,432
Shares issued in
  connection with
  acquisition of
  Brinson Series
  Trust Growth
  Portfolio                   -0-       75,888              -0-      1,180,036
Shares issued in
  reinvestment of
  dividends and
  distributions               -0-      612,087              -0-     11,293,005
Shares redeemed         (667,320)   (1,190,885)     (9,766,033)    (22,078,516)
Net increase             482,227     3,610,063     $ 7,601,478    $ 69,966,957

NOTE H: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I: Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.


11


GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE J: Acquisition of Brinson Series Trust Growth Portfolio
On October 26, 2001, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Growth Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Growth Portfolio on March 1, 2001. The acquisition was accomplished by a tax-free exchange of 904,607 shares of the Portfolio for 3,043,716 shares of Brinson Series Trust Growth Portfolio on October 26, 2001. The aggregate net assets of the Portfolio and Brinson Series Trust Growth Portfolio immediately before the acquisition were $291,141,532 and $14,139,676 (including $2,586,130 of net unrealized depreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $305,281,208.

NOTE K: Acquisition of Brinson Series Trust Aggressive Growth Portfolio
On April 5, 2002, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Aggressive Growth Portfolio pursuant to a plan of reorganization approved by the shareholders of Brinson Series Trust Aggressive Growth Portfolio on February 25, 2002. The acquisition was accomplished by a tax-free exchange of 314,032 shares of the Portfolio for 905,429 shares of Brinson Series Trust Aggressive Growth Portfolio on April 5, 2002. The aggregate net assets of the Portfolio and Brinson Series Trust Aggressive Growth Portfolio immediately before the acquisition were $295,037,323 and $4,809,787 (including $52,822 of net unrealized depreciation of investments), respectively. Immediately after the acquisition, the combined net assets of the Portfolio amounted to $299,847,110.


12


GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              CLASS A
                                   Six Months
                                     Ended                     Year Ended December 31,
                                  June 30, 2002 -----------------------------------------------
                                   (unaudited)    2001      2000      1999      1998      1997
                                   -----------  --------  -------  ---------  --------  -------
Net asset value,
  beginning of period                 $ 16.42   $ 25.10   $ 33.59   $ 27.25   $ 22.42   $ 17.92

Income From Investment Operations
Net investment
  income (loss) (a)                      (.03)     (.06)      .08       .03       .10       .07
Net realized and
  unrealized gain (loss)
  on investment and foreign
  currency transactions                 (3.05)    (5.47)    (5.36)     8.73      6.19      5.18
Net increase (decrease)
  in net asset value from
  operations                            (3.08)    (5.53)    (5.28)     8.76      6.29      5.25

Less: Dividends and Distributions
Dividends from net
  investment income                        -0-     (.06)     (.02)     (.09)     (.06)     (.03)
Distributions from net
  realized gain on
  investments                              -0-    (1.85)    (3.19)    (2.33)    (1.40)     (.72)
Distributions in excess
  of net realized
  gain on investments                      -0-    (1.23)       -0-       -0-       -0-       -0-
Return of capital                          -0-     (.01)       -0-       -0-       -0-       -0-
Total dividends and
  distributions                            -0-    (3.15)    (3.21)    (2.42)    (1.46)     (.75)
Net asset value,
  end of period                       $ 13.34   $ 16.42   $ 25.10   $ 33.59   $ 27.25   $ 22.42

Total Return
Total investment return
  based on net asset
  value (b)                            (18.76)%  (23.47)%  (17.51)%   34.47%    28.73%    30.02%

Ratios/Supplemental Data
Net assets,
  end of period
  (000's omitted)                    $163,337  $226,237  $357,664  $456,027  $328,681  $235,875
Ratio to average
  net assets of:
  Expenses                                .85%(c)   .85%      .81%      .84%      .87%      .84%
  Net investment income
    (loss)                               (.41)%(c) (.31)%     .26%      .12%      .43%      .37%
Portfolio turnover rate                    23%      104%       58%       54%       62%       62%

See footnote summary on page 14.


13

GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            ----------------------------------------------------
                                                              CLASS B
                                             Six Months                           June 1, 1999(d)
                                               Ended     Year Ended December 31,        to
                                          June 30, 2002  ------------------------  December 31,
                                            (unaudited)      2001         2000         1999
                                            -----------  -----------  -----------  -----------

Net asset value,
  beginning of period                        $ 16.31       $24.99      $ 33.54      $ 26.83

Income From Investment Operations
Net investment
  income (loss) (a)                             (.05)        (.11)         .04         (.03)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                 (3.02)       (5.44)       (5.39)        6.74

Net increase (decrease)
  in net asset value from
  operations                                   (3.07)       (5.55)       (5.35)        6.71

Less: Dividends and Distributions
Dividends from net
  investment income                               -0-        (.04)        (.01)          -0-
Distributions from net
  realized gain on investments                    -0-       (1.85)       (3.19)          -0-
Distributions in excess of
  net realized gain on
  investments                                     -0-       (1.23)          -0-          -0-
Return of capital                                 -0-        (.01)          -0-          -0-
Total dividends and
  distributions                                   -0-       (3.13)       (3.20)          -0-
Net asset value,
  end of period                              $ 13.24      $ 16.31      $ 24.99      $ 33.54

Total Return
Total investment return
  based on net asset value (b)                (18.82)%     (23.65)%     (17.75)%      25.01%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $82,853      $94,215      $54,127       $5,707
Ratio to average net assets of:
  Expenses                                      1.10%(c)     1.11%        1.08%        1.12%(c)
  Net investment income (loss)                  (.66)%(c)    (.59)%        .13%        (.20)%(c)
Portfolio turnover rate                           23%         104%          58%          54%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized

(d)  Commencement of distribution.


14


GROWTH PORTFOLIO                         Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


15